Segment Information - Cash flow transactions and Assets (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow
Acquisition of property, plant, and equipment		R$ 1,028,419	R$ 750,618	R$ 720,779
Acquisition of intangible assets		237,488	154,534	111,251
Payments of contractual assets with customers – exclusive rights		420,261	356,045	330,068
Decarbonization credits (see Note 16)		176,837	125,345	0
Assets
Total assets (excluding intersegment transactions)		39,010,357	36,250,162
Elimination of intersegment amounts [member]
Cash flow
Acquisition of property, plant, and equipment
Acquisition of intangible assets
Payments of contractual assets with customers – exclusive rights
Decarbonization credits (see Note 16)
Assets
Total assets (excluding intersegment transactions)
Ipiranga [member]
Cash flow
Acquisition of property, plant, and equipment		386,693	245,980	284,882
Acquisition of intangible assets		156,498	85,337	70,193
Payments of contractual assets with customers – exclusive rights		420,261	351,233	327,346
Decarbonization credits (see Note 16)		176,837	125,345
Assets
Total assets (excluding intersegment transactions)		21,050,793	18,761,207
Ultragaz [member]
Cash flow
Acquisition of property, plant, and equipment		336,871	276,470	222,082
Acquisition of intangible assets		30,150	32,613	27,702
Payments of contractual assets with customers – exclusive rights			4,812	2,722
Decarbonization credits (see Note 16)
Assets
Total assets (excluding intersegment transactions)		3,233,736	2,927,061
Oxiteno [member]
Assets
Total assets (excluding intersegment transactions)			8,892,850
Ultracargo [member]
Cash flow
Acquisition of property, plant, and equipment		298,272	211,287	206,369
Acquisition of intangible assets		15,819	5,596	617
Payments of contractual assets with customers – exclusive rights
Decarbonization credits (see Note 16)
Assets
Total assets (excluding intersegment transactions)		2,675,453	2,197,675
Extrafarma [member]
Assets
Total assets (excluding intersegment transactions)			1,845,038
Abastece Aí [member]
Cash flow
Acquisition of property, plant, and equipment		636	5,149
Acquisition of intangible assets		34,824	10,285
Payments of contractual assets with customers – exclusive rights
Decarbonization credits (see Note 16)
Assets
Total assets (excluding intersegment transactions)		152,212	85,787
Subtotal Segments [member]
Cash flow
Acquisition of property, plant, and equipment		1,022,472	738,886	713,333
Acquisition of intangible assets		237,291	133,831	98,512
Payments of contractual assets with customers – exclusive rights		420,261	356,045	330,068
Decarbonization credits (see Note 16)		176,837	125,345
Assets
Total assets (excluding intersegment transactions)		27,112,194	34,709,618
Others [member]
Cash flow
Acquisition of property, plant, and equipment	[1]	5,947	11,732	7,446
Acquisition of intangible assets	[1]	197	20,703	12,739
Payments of contractual assets with customers – exclusive rights	[1]
Decarbonization credits (see Note 16)	[1]
Assets
Total assets (excluding intersegment transactions)	[1]	897,246	R$ 1,540,544
Assets held for sale [Member]
Assets
Total assets (excluding intersegment transactions)		R$ 11,000,917

[1]	The “Others” column comprises the parent company Ultrapar (including goodwill from certain acquisitions) and the subsidiaries Serma, Imaven, Ultrapar International, UVC Investimentos and UVC - Fundo de investimento.